Statement of Changes in Stockholders’ Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage
Beginning balance at Jan. 24, 2011	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jan. 24, 2011		0
Common shares issued for cash at $0.005 per share (in shares)		2,000,000
Common shares issued for cash at $0.005 per share	10,000	2,000	8,000	0
Common shares issued for cash at $0.05 per share (in shares)		180,000
Common shares issued for cash at $0.05 per share	9,000	180	8,820	0
Net loss	(3,823)	0	0	(3,823)
Ending balance at Mar. 31, 2011	15,177	2,180	16,820	(3,823)
Ending balance (in shares) at Mar. 31, 2011		2,180,000
Common shares issued for cash at $0.05 per share (in shares)		100,000
Common shares issued for cash at $0.05 per share	5,000	100	4,900	0
Net loss	(11,072)	0	0	(11,072)
Ending balance at Jun. 30, 2011	$ 9,105	$ 2,280	$ 21,720	$ (14,895)
Ending balance (in shares) at Jun. 30, 2011		2,280,000